Shareholder Report, Line Graph (Details) 193822_Innovator U.S. Equity Buffer ETF - December_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 29, 2019	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - December
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Equity Buffer ETF - December NAV
Accumulated Value	$ 16,393	$ 12,978	$ 11,997	$ 12,895	$ 10,504	$ 10,000	$ 18,497
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	19,639	14,230	12,919	15,130	10,587	10,000	$ 23,853
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500
Accumulated Value	$ 18,165	$ 13,352	$ 12,327	$ 14,662	$ 10,411	$ 10,000	$ 21,777